Accumulated other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total	$ (28,610)	$ (38,754)
Total
Cash flows hedges unrealized loss	(22,904)	(35,992)
Cash flows hedges realized loss	(16,097)	(16,463)
Senior notes unrealized loss	(1,350)
Actuarial pension gain	2,104	3,046
Total	(38,247)	(49,409)
Attributable to Dryships Inc.
Cash flows hedges unrealized loss	(16,921)	(27,752)
Cash flows hedges realized loss	(11,893)	(13,105)
Senior notes unrealized loss	(1,350)
Actuarial pension gain	1,554	2,103
Total	(28,610)	(38,754)
Attributable to non controlling interest
Cash flows hedges unrealized loss	(5,983)	(8,240)
Cash flows hedges realized loss	(4,204)	(3,358)
Senior notes unrealized loss
Actuarial pension gain	550	943
Total	$ (9,637)	$ (10,655)